Land and Other Inventories (Details) - AV Homes Inc [Member] - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017
Land and Other Inventories
Land held for future development	$ 29,763		$ 29,763		$ 29,312
Land developed and in process of development	384,676		384,676		351,798
Homes completed or under construction	340,154		340,154		222,741
Total real estate inventory	754,593		754,593		$ 603,851
Interest Expense
Interest incurred	8,531	$ 8,523	25,567	$ 24,046
Interest capitalized	(5,903)	(5,898)	(16,536)	(16,899)
Interest expense	$ 2,628	$ 2,625	$ 9,031	$ 7,147